As filed with the Securities and Exchange Commission on January 29, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-09447

Jacob Funds Inc.
(Exact name of registrant as specified in charter)

c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Address of principal executive offices) (Zip code)

Ryan Jacob
c/o Jacob Asset Management of New York LLC
653 Manhattan Beach Blvd. #J
Manhattan Beach, CA 90266
(Name and address of agent for service)

(424) 237-2164
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period:  November 30, 2009

Item 1. Schedule of Investments.

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS - 96.6%
	Internet - Commerce - 28.7%
12,000	Ctrip.com International Ltd. - ADR *^	$880,200
46,221	Digital River, Inc. *	1,166,156
80,000	E-House China Holdings Ltd. - ADR *^	1,556,000
738,100	E*TRADE Financial Corporation *	1,210,484
12,000	eBay Inc. *	293,640
34,000	Expedia, Inc. *	866,320
136,905	Global Sources Ltd. ^	805,001
26,000	Monster Worldwide Inc. *	379,860
20,000	Netflix, Inc. *(a)	1,172,600
24,000	Perfect World Co. Ltd. - ADR *^	1,059,120
92,502	Shutterfly, Inc. *	1,326,479
		10,715,860
	Internet - Communications - 9.9%
244,900	Earthlink, Inc.	2,015,527
711,058	Openwave Systems Inc. *	1,678,097
		3,693,624
	Internet - Infrastructure - 19.6%
6,000	Adobe Systems Incorporated *	210,480
12,000	Apple Computer, Inc. *	2,398,920
24,000	Broadcom Corporation - Class A *(a)	700,800
10,000	Citrix Systems, Inc. *	381,800
124,000	Cypress Semiconductor Corp. *(a)	1,186,680
74,100	Novell, Inc. *	289,731
44,000	Red Hat, Inc. *	1,174,800
49,596	SanDisk Corporation *	978,033
		7,321,244
	Internet - Media - 38.4%
1,600	Baidu.com, Inc. - ADR *^	693,984
20,000	Electronic Arts Inc. *	337,800
1,179,172	Geeknet Inc. *	1,532,924
4,000	Google Inc. *(a)	2,332,000
736,632	Hollywood Media Corp. *	810,295
82,000	IAC/InterActiveCorp. *(a)	1,594,900
93,755	Move, Inc. *	144,383
12,000	Salesforce.com, Inc. *(a)	752,160
24,000	SINA Corporation *^	1,086,240
142,054	Take-Two Interactive Software, Inc. *	1,598,107
60,000	Tencent Holdings Limited (HK)^	1,108,943
31,988	The Knot, Inc. *	305,166
383,936	TheStreet.com	894,571
75,874	Yahoo! Inc. *	1,135,834
		14,327,307
	TOTAL COMMON STOCKS (Cost $31,692,359)	36,058,035

JACOB INTERNET FUND
SCHEDULE OF INVESTMENTS
November 30, 2009 (Unaudited), Continued

Shares/Principal
Amount		Value
	INVESTMENTS PURCHASED WITH CASH
	PROCEEDS FROM SECURITIES LENDING - 1.9%
	Commercial Paper - 1.9%
874,045	Atlantic East Funding LLC, 3.06%, Due 03/25/10(b)	$503,437
788,483	Ottimo Funding LLC, 4.71%, Due 10/28/10(b)	191,089
		694,526
	Money Market Mutual Fund - 0.0%
5,767	Reserve Primary Fund(b)	3,057
	Total Money Market Mutual Fund	3,057
	TOTAL INVESTMENTS PURCHASED WITH
	CASH PROCEEDS FROM SECURITIES
	LENDING (Cost $1,668,295)	697,583
	TOTAL INVESTMENTS (Cost $33,360,654) - 98.5%	36,755,618
	OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%	571,441
	TOTAL NET ASSETS - 100.0%	$37,327,059

*	Non Income Producing.
^	Foreign Security.
(a)	All or portion of shares are on loan.
(b)	Fair valued by Valuation Committee as delegated by the Jacob Internet Fund's Board of Directors.
ADR	American Depository Receipt.
HK	Security denominated in Hong Kong dollars. Value translated into U.S. dollars.

JACOB INTERNET FUND
November 30, 2009 (Unaudited)
Summary of Fair Value Exposure

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.
These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's net assets as of November 30, 2009:

	Level 1	Level 2	Level 3	Total
Common Stock
Internet - Commerce	$10,715,860	$—	$—	$10,715,860
Internet - Communications	3,693,624	—	—	3,693,624
Internet - Infrastructure	7,321,244	—	—	7,321,244
Internet - Media	14,327,307	—	—	14,327,307
Total Common Stock	36,058,035	—	—	36,058,035

Investments Purchased With Cash Proceeds From Securities Lending
Commercial Paper	—	—	694,526	694,526
Investment Companies	—	—	3,057	3,057
Total Investments Purchased With Cash Proceeds From Securities Lending	—	—	697,583	697,583

Total Investments in Securities	$36,058,035	$—	$697,583	$36,755,618

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities
Balance as of August 31, 2009	$715,150
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	43,875
Net purchases (sales)	(61,442)
Transfers in and/or out of Level 3 *	—
Balance as of November 30, 2009	$697,583

* The information used in the above reconciliation represents fiscal year to date activity for any investments identified as using Level 3 inputs at either the beginning or end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in) or ending value (for transfers out) of any security or instrument where a change in the pricing level occurred from the beginning to the end of the period.

The cost basis of investments for federal income tax purposes at November 30, 2009 was as follows*:

Cost of investments	$33,360,654
Gross unrealized appreciation	9,935,235
Gross unrealized depreciation	(6,540,271)
Net unrealized appreciation	$3,394,964

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Jacob Funds Inc.

By (Signature and Title)    /s/ Ryan Jacob
Ryan Jacob, President

Date    1/20/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/ Ryan Jacob
Ryan Jacob, President

Date    1/20/2010

By (Signature and Title)    /s/ Francis Alexander
Francis Alexander, Treasurer

Date    1/21/2010